Summary of Revenue Explanatory (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Current	$ 3,534	$ 4,815	$ 3,236
Non-Current	2,617	1,493
Total	6,151	6,308
Novo Amendment [member]
IfrsStatementLineItems [Line Items]
Current	3,523	4,791
Non-Current	1,050	23
Total	4,573	4,814
CH License Agreement [member]
IfrsStatementLineItems [Line Items]
Current	11	24
Non-Current	1,440	1,334
Total	1,451	1,358
NK License Agreement [member]
IfrsStatementLineItems [Line Items]
Current
Non-Current	127	136
Total	$ 127	$ 136